Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000007773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000092055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	24.94%	14.49%		13.06%
C000007774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000170274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Select Share Class
C000007775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	15.94%	9.93%		10.00%
C000007776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000007777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000007783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	32.64%	18.37%		15.76%
C000007784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000007785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000007787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	25.05%	14.48%		13.01%
C000007788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000007789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000007773
Average Annual Return [Line Items]
Average Annual Return, Percent	24.84%	14.37%		12.95%
Without Sales Load [Member] | C000092055
Average Annual Return [Line Items]
Average Annual Return, Percent	24.98%	14.48%		13.06%
Without Sales Load [Member] | C000007774
Average Annual Return [Line Items]
Average Annual Return, Percent	24.97%	14.48%		13.06%
Without Sales Load [Member] | C000170274
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%	14.52%	15.25%
Without Sales Load [Member] | C000007775
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	9.80%		9.86%
Without Sales Load [Member] | C000007778
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%	9.93%		10.00%
Without Sales Load [Member] | C000007776
Average Annual Return [Line Items]
Average Annual Return, Percent	15.99%	9.93%		9.99%
Without Sales Load [Member] | C000007777
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%	9.94%		10.00%
Without Sales Load [Member] | C000007783
Average Annual Return [Line Items]
Average Annual Return, Percent	32.50%	18.21%		15.61%
Without Sales Load [Member] | C000007786
Average Annual Return [Line Items]
Average Annual Return, Percent	32.68%	18.36%		15.76%
Without Sales Load [Member] | C000007784
Average Annual Return [Line Items]
Average Annual Return, Percent	32.66%	18.36%		15.75%
Without Sales Load [Member] | C000007785
Average Annual Return [Line Items]
Average Annual Return, Percent	32.68%	18.37%		15.76%
Without Sales Load [Member] | C000007787
Average Annual Return [Line Items]
Average Annual Return, Percent	24.95%	14.34%		12.87%
Without Sales Load [Member] | C000007790
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%	14.48%		13.02%
Without Sales Load [Member] | C000007788
Average Annual Return [Line Items]
Average Annual Return, Percent	25.10%	14.47%		13.01%
Without Sales Load [Member] | C000007789
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%	14.49%		13.02%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	14.66%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%		12.48%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	15.26%
NACC2 Index: CRSP US Large Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Average Annual Return, Percent	16.00%	9.93%		10.01%
NACC2 Index: CRSP US Large Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Average Annual Return, Percent	16.00%	9.93%		10.01%
NACC2 Index: CRSP US Large Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Average Annual Return, Percent	16.00%	9.93%		10.01%
NACC2 Index: CRSP US Large Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Average Annual Return, Percent	16.00%	9.93%		10.01%
NACC2 Index: CRSP US Large Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Average Annual Return, Percent	32.73%	18.41%		15.80%
NACC2 Index: CRSP US Large Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Average Annual Return, Percent	32.73%	18.41%		15.80%
NACC2 Index: CRSP US Large Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Average Annual Return, Percent	32.73%	18.41%		15.80%
NACC2 Index: CRSP US Large Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Average Annual Return, Percent	32.73%	18.41%		15.80%
NACC2 Index: CRSP US Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Average Annual Return, Percent	25.15%	14.51%		13.05%
NACC2 Index: CRSP US Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Average Annual Return, Percent	25.15%	14.51%		13.05%
NACC2 Index: CRSP US Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Average Annual Return, Percent	25.15%	14.51%		13.05%
NACC2 Index: CRSP US Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Average Annual Return, Percent	25.15%	14.51%		13.05%